Summary of significant accounting policies - Fair value of the identifiable assets and liabilities (Details) - Dicapl LP	Apr. 14, 2021 EUR (€)
Assets
Right-of-use assets	€ 149,359
Trade and other receivables	19,134
Cash and cash and equivalents	151,718
Liabilities
Lease liability	(151,139)
Trade and other payables	(220,997)
Net liabilities acquired at fair value	(51,925)
Non-Controlling Interest	520
Goodwill arising on acquisition	53,385
Purchase consideration	€ 1,980